PREFERRED SHARES AND WARRANT LIABILITIES (Details)	Dec. 31, 2020 $ / shares
Risk-free rate of return | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.66
Risk-free rate of return | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.12
Risk-free rate of return | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.71
Estimated volatility rate | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	46.07
Estimated volatility rate | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	51.29
Estimated volatility rate | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	45.63
Dividend yield | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.00
Dividend yield | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.00
Dividend yield | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.00
Exercise price | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	3.00
Exercise price | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	3.00
Exercise price | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	3.00
Fair value of warrant | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	1.39
Fair value of warrant | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.76
Fair value of warrant | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	1.43